Parent Entity Information - Statement of Comprehensive Income (Loss) of Parent Entity (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	$ (79,304,563)	$ (61,434,165)	$ (42,716,625)
Total comprehensive loss	(84,808,287)	(47,049,922)	(44,137,816)
Parent [member]
Disclosure Of Parent Entity Information [line Items]
Loss after income tax	(86,167,326)	(47,049,922)	(44,253,769)
Total comprehensive loss	$ (86,167,326)	$ (47,049,922)	$ (44,253,769)